DIVIDEND PAYABLE (Tables)	12 Months Ended
Sep. 30, 2012
Dividends [Abstract]
Schedule of Dividends Payable [Table Text Block]
	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Dividend due to shareholders	817	788
	817	788